Angel Oak Strategic Credit Fund
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 19.94%
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	$150,000	$145,846
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	500,000	486,594
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	500,000	467,345
CAL Receivables LLC, Series 2022-1, Class B, 0.000% (SOFR30A + 4.350%), 10/15/2022 (a)(b)(c)	100,000	98,000
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	190,338
CPS Auto Receivables Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)	250,000	237,740
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)	17,660	103,705
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	100,000	94,199
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(d)	129,777	122,165
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(d)	36,193	33,698
Pagaya AI Debt Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	100,000	93,473
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	247,826
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)(c)	100,000	99,502
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)	200,000	160,917
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	100,000	88,918
TOTAL ASSET-BACKED SECURITIES (Cost ― $2,926,432)		$2,670,266

Collateralized Loan Obligations ― 11.94%
AIMCO CLO Ltd., Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(e)	250,000	170,000
Monroe Capital MML CLO Ltd., Series 2020-1A, Class E, 9.330% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(b)	500,000	500,000
Monroe Capital MML CLO Ltd., Series 2020-1A, Class ER, 8.750% (TSFR3M + 8.750%), 5/20/2034 (a)(b)(c)	500,000	467,500
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(e)	300,000	228,000
Saranac CLO Ltd., Series 2020-8A, Class E, 8.600% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	250,000	233,567
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $1,629,914)		$1,599,067

Commercial Mortgage-Backed Securities ― 11.78%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(b)	250,000	248,557
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(b)	175,000	172,761
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.479% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	311,000	273,175
X-CALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	250,000	244,296
X-CALI Mortgage Trust, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/15/2024 (a)(b)	50,000	48,917
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 4/17/2023 (a)(b)	500,000	489,092
X-Caliber Funding LLC, 18.900%, 10/15/2024 (a)(e)	100,000	99,767
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,614,980)		$1,576,565

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.95%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.952% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)	138,540	126,612
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $131,651)		$126,612

Common Stocks ― 1.35%	Shares
Financial ― 1.35%
Essent Group Ltd.	2,200	89,166
NMI Holdings, Inc. (f)	5,000	91,900
TOTAL COMMON STOCKS (Cost ― $205,753)		$181,066
	Principal
Corporate Obligations ― 2.23%	Amount
Financial ― 2.23%
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	299,077
TOTAL CORPORATE OBLIGATIONS (Cost ― $300,000)		$299,077

Residential Mortgage-Backed Securities ― 41.06%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.054%, 12/25/2046 (e)(g)	910,770	32,016
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (h)	318,982	138,404
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054 (a)(e)	100,000	99,927
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.668% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(b)	250,000	244,197
Bellemeade Re Ltd., Series 2021-3A, Class M2, 3.439% (SOFR30A + 3.150%), 9/25/2031 (a)(b)	500,000	460,859
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 1.168% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	222,408	101,039
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.222%, 2/25/2035 (e)(g)	2,185,577	51,302
CSMC Trust, Series 2017-RPL1, Class B4, 2.968%, 7/25/2057 (a)(e)	1,515,307	328,914
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.984%, 11/19/2044 (e)(g)	420,169	10,336
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.429%, 10/25/2050 (a)(e)(i)	1,661,770	1,104,058
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.783%, 5/25/2051 (a)(e)(i)	998,383	536,158
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (h)	42,184	19,254
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	131,962	56,217
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 3.939% (SOFR30A + 3.650%), 3/27/2051 (a)(b)	53,853	53,007
JP Morgan Chase Bank, Series 2021-CL1, Class B, 7.189% (SOFR30A + 6.900%), 3/27/2051 (a)(b)	75,000	74,385
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 6.268% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)	181,169	187,994
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.431%, 5/25/2049 (a)(e)(i)	209,042	202,380
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 3.906%, 3/25/2050 (a)(e)(i)	252,209	211,660
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.504%, 9/25/2059 (a)(e)	168,742	112,815
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(e)	400,000	379,376
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(e)	243,171	228,755
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 5.918% (1 Month LIBOR USD + 5.250%), 11/25/2025 (a)(b)	13,305	10,450
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 6.789% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	477,130	464,448
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 8.789% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	400,000	388,746
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $5,752,547)		$5,496,697

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 12.71%
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.918% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(b)	300,000	307,125
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 3.668% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(b)	250,000	227,813
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class B2, 12.418% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(b)	95,825	103,786
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class B, 4.043%, 9/25/2047 (a)(e)	275,332	261,498
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.148%, 8/25/2048 (a)(e)	31,033	28,687
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.504%, 11/25/2048 (a)(e)	306,068	302,782
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class B2, 5.918% (1 Month LIBOR USD + 5.250%), 1/25/2050 (a)(b)	500,000	470,000
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $1,739,600)		$1,701,691

	Shares
Short-Term Investments ― 3.11%
Money Market Funds ― 3.11%
First American Government Obligations Fund, Class U, 0.237% (j)	415,999	415,999
TOTAL SHORT-TERM INVESTMENTS (Cost ― $415,999)		$415,999
TOTAL INVESTMENTS ― 105.07% (Cost ― $14,716,876)		$14,067,040
Liabilities in Excess of Other Assets ― (5.07%)		(679,182)
NET ASSETS ― 100.00%		$13,387,858

LIBOR:	London Inter-Bank Offered Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to $13,061,407 or 97.56% of net assets.

(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2022.

(c)	Security issued on a when-issued basis. On April 30, 2022, the total value of investments purchased on a when-issued basis was $665,002 or 4.97% of net assets.
(d)	Principal only security.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(f)	Non-income producing security.
(g)	Interest only security.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2022.
(i)	As of April 30, 2022, the Fund has fair valued these securities. The value of these securities amounted to $2,054,256 or 15.34% of net assets. Value determined using significant unobservable inputs.
(j)	Rate disclosed is the seven day yield as of April 30, 2022.

Schedule of Open Futures Contracts
				Value & Unrealized
Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	$(105,963)	$(2,737)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$2,670,266	$-	$2,670,266
Collateralized Loan Obligations	-	1,599,067	-	1,599,067
Commercial Mortgage-Backed Securities	-	1,576,565	-	1,576,565
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	126,612	-	126,612
Common Stocks	181,066	-	-	181,066
Corporate Obligations	-	299,077	-	299,077
Residential Mortgage-Backed Securities	-	3,442,441	2,054,256	5,496,697
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	1,701,691	-	1,701,691
Short-Term Investments	415,999	-	-	415,999
Total	$597,065	$11,415,719	$2,054,256	$14,067,040
Other Financial Instruments
Liabilities
Futures Contracts*	$2,737	$-	$-	$2,737

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund recognized $1,842,596 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Residential Mortgage-Backed Securities	$214,560	$17,168	$-	$(20,068)	$-	$-	$1,842,596	$-	$2,054,256

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2022, is ($183,772).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 4/30/22	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Residential Mortgage-Backed Securities	$2,054,256	Model Technique	Limited trading of callable first loss pieces	$53.70 - $96.81	$65.81

The average monthly notional value of short futures contracts during the period ended April 30, 2022, was ($415,474).